ALLIANCE UTILITY INCOME FUND

SEMI-ANNUAL REPORT
MAY 31, 1997

ALLIANCE CAPITAL




LETTER TO SHAREHOLDERS                             ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

July 11, 1997

Dear Shareholder:

We are pleased to report to you on the investment performance and activities of the Alliance Utility Income Fund for the period ended May 31, 1997. Total returns for your Fund are listed in the table below. For comparison, we have also shown the performance of the New York Stock Exchange (NYSE) Utility Index and the S&P 500 Stock Index.

INVESTMENT RESULTS*
                                 TOTAL RETURNS FOR THE
                              PERIODS ENDED MAY 31, 1997
                               6 MONTHS       12 MONTHS
                              ----------     -----------
ALLIANCE UTILITY INCOME FUND
   Class A                        2.19%          7.37%
   Class B                        1.86           6.61
   Class C                        1.76           6.60

NYSE UTILITY INDEX                4.62          10.06

S&P 500 STOCK INDEX              13.18          29.44


* TOTAL RETURNS ARE BASED ON NET ASSET VALUE. TOTAL RETURNS FOR ADVISER CLASS SHARES WILL DIFFER DUE TO DIFFERENT EXPENSES. THE NYSE & S&P INDICES ARE UNMANAGED.

PERFORMANCE REVIEW
Income-producing securities performed poorly versus the broad large-capitalization market largely due to interest rates and earnings. Interest rates rose during most of the first six months of the fiscal year. This situation was a response to very strong first quarter GDP growth and attendant Fed tightening in February. As a result, utility stocks, which generally perform in inverse fashion to interest rates, suffered.

In addition, the winter of 1996-1997 was very mild. Electrical generation and natural gas prices were negatively affected. These effects showed up in poor earnings for the electric and gas utility companies.

The best performing group of stocks was the regional Bells. These stocks benefited from continued strong earnings growth from the addition of second telephone lines and high levels of communications traffic. In addition, the opening of the local telephone monopoly was postponed by court activity.

The Alliance Utility Income Fund has avoided the regional Bells because we believe the Bells' monopoly will soon be forced open, causing margins and earnings to suffer. This avoidance has led to near-term underperformance, however. Your Fund lagged the returns of the NYSE Utilities Index, while it exceeded the returns of both the Dow Jones Utilities Index and the Standard & Poor's Utilities Index, which returned -3.22% and

-1.36%, respectively, for the six-month period ended May 31, 1997. The difference is that in the NYSE Index, the regional Bells are well represented, while they are absent from the other indices.

While the Fund does not own any of the regional Bells, over 13% of the portfolio's assets are invested in telephone companies. We believe that several of the Fund's telephone holdings are well positioned to take advantage of deregulation.

INVESTMENT OUTLOOK
The market has been underpinned by a remarkable period of strong earnings growth coupled with declining inflation rates. The six-year long era of moderate economic growth has not yet resulted in bottlenecks that foster higher prices, but the economy cannot grow above its trend for long without causing the inflation rate to reverse its course and begin to increase. The prices of many stocks do not incorporate anything but perfection going forward, and we would expect these stocks to suffer disproportionately in the face of unforeseen bad news.


1


                                                   ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

We have maintained our focus upon stocks that have the most reasonable valuations. We continue to seek a defensive dividend yield and a high degree of sector and industry diversification. Finally, we continue to rely on Alliance's internal research capabilities in selecting stocks that we expect to deliver superior performance.

Thank you for your interest and investment in the Alliance Utility Income Fund.

Sincerely,


John D. Carifa
Chairman and President


Paul Rissman
Senior Vice President



SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES                  ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

Alliance Utilitiy Income Fund is an open-end, diversified investment portfolio that seeks current income and capital appreciation primarily through investments in the equity and fixed-income securities of companies in the utilities industry. The Fund has the flexibility to purchase foreign as well as U.S. securities, and may hold up to 35% of its total assets in non-utility-related securities, such as U.S. Government securities, foreign government securities, and foreign and domestic corporate bonds.


INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURNS AS OF MAY 31, 1997

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                     7.37%          2.78%
 . Since Inception*             6.38%          5.12%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                     6.61%          2.61%
 . Since Inception*             5.63%          5.39%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
 . One Year                     6.60%          5.60%
 . Since Inception*             5.66%          5.66%


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*    Inception Class A and B:10/18/93, Class C: 10/27/93.


3



TEN LARGEST HOLDINGS
MAY 31, 1997 (UNAUDITED)                           ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

                                                                     PERCENT OF
COMPANY                                      COUNTRY         VALUE   NET ASSETS
-------------------------------------------------------------------------------
AirTouch Communications, Inc.
  Cl.C 4.25% cv. pfd.                      United States  $1,008,800       5.1%
American Electric Power, Inc.              United States     916,875       4.6
FPL Group, Inc.                            United States     818,400       4.1
New York State Electric & Gas Corp.        United States     804,750       4.1
The Williams Cos., Inc. 3.50% pfd.         United States     786,094       4.0
CINergy Corp.                              United States     745,500       3.8
CMS Energy Corp.                           United States     733,025       3.7
Edison International                       United States     724,625       3.7
Allegheny Power Systems, Inc.              United States     676,637       3.4
TCI Communications, Inc. pfd.              United States     647,813       3.3
                                                          $7,862,519      39.8%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)
_______________________________________________________________________________

                                                        SHARES OR PRINCIPAL
-------------------------------------------------------------------------------
                                                                       HOLDINGS
PURCHASES                                    COUNTRY          BOUGHT   5/31/97
-------------------------------------------------------------------------------
American Electric Power, Inc.              United States       6,000    22,500
Cablevision Systems Corp. 8.50% cv. pfd.   United States      20,000    20,000
Frontier Corp.                             United States      10,000    10,000
Illinova Corp.                             United States       5,800    20,000
International Cabletel, Inc. 7.25%,
  4/15/05                                  United States    $370,000  $555,000
Merrill Lynch & Co., Inc.                  United States      30,000    30,000
New York State Electric & Gas Corp.        United States      37,000    37,000
NIPSCO Industries, Inc.                    United States      10,000    10,000
TCI Communications, Inc. pfd.              United States       5,000    15,000
WorldCom, Inc.                             United States      15,000    15,000


                                                                       HOLDINGS
SALES                                                          SOLD    5/31/97
-------------------------------------------------------------------------------
AT & T Corp.                               United States       7,500    17,300
Consolidated Electric Power Asia (ADR)     Hong Kong         100,000        -0-
Ericsson (L.M.) Telephone Co. (ADR)        Sweden              9,600        -0-
Houston Industries, Inc.                   United States      33,500        -0-
Light Particapacoes, S.A.                  Brazil          1,600,000        -0-
MCI Communications Corp.                   United States      14,800        -0-
Nokia Corp. (ADR)                          Finland             7,200        -0-
Telephone & Data Systems, Inc.             United States       9,800        -0-
Teleport Communications Group, Inc.
  Cl.A                                     United States      11,000    11,800
Texas Utilities Co.                        United States      14,100        -0-


4



PORTFOLIO OF INVESTMENTS
MAY 31, 1997 (UNAUDITED)                           ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------
COMMON STOCKS AND OTHER INVESTMENTS-89.7%
UNITED STATES INVESTMENTS-84.2%
PUBLIC UTILITIES-84.2%
BROADCASTING & CABLE-8.8%
Cablevision Systems Corp. 8.50% cv. pfd.         20,000      $   452,500
Merrill Lynch "Cox" STRYPES                      30,000          641,250
TCI Communications, Inc. pfd.                    15,000          647,813
                                                             ------------
                                                               1,741,563

ELECTRIC-47.6%
Allegheny Power Systems, Inc.                    25,900          676,637
American Electric Power, Inc.                    22,500          916,875
Baltimore Gas & Electric Co.                      9,800          257,250
Carolina Power & Light Co.                       14,900          517,775
CINergy Corp.                                    21,300          745,500
CMS Energy Corp.                                 21,800          733,025
DPL, Inc.                                        22,800          544,350
DQE, Inc.                                        11,200          315,000
Edison International                             31,000          724,625
FPL Group, Inc.                                  17,600          818,400
Illinova Corp.                                   20,000          437,500
Ipalco Enterprises, Inc.                         17,400          541,575
New York State Electric & Gas Corp.              37,000          804,750
NIPSCO Industries, Inc.                          10,000          405,000
Pinnacle West Capital Corp.                      20,100          590,437
Public Service Co. of New Mexico                 22,300          393,038
                                                             ------------
                                                               9,421,737

GAS-14.5%
AGL Resources, Inc.                               9,700          185,513
Brooklyn Union Gas Co.                            7,300          203,487
MCN Corp.                                         7,400          219,225
New Jersey Resources Corp.                        7,000          217,875
Northwest Natural Gas Co.                         8,400          204,750
Pacific Enterprises                               6,500          212,875
People's Energy Corp.                             5,700          202,350
Questar Corp.                                     5,500          215,875
Southwest Gas Corp.                              11,100          190,088
The Williams Cos., Inc. 3.50% pfd.                7,500          786,094
Washington Gas Light Co.                          8,900          219,162
                                                             ------------
                                                               2,857,294

TELEPHONE-13.3%
AirTouch Communications, Inc.
  Cl.C 4.25% cv. pfd.                            20,800        1,008,800
AT & T Corp.                                     17,300          637,938
Frontier Corp.                                   10,000          183,750
Teleport Communications Group, Inc. Cl.A (a)     11,800          356,950
WorldCom, Inc. (a)                               15,000          444,375
                                                             ------------
                                                               2,631,813

Total United States Investments
  (cost $15,856,031)                                          16,652,407

FOREIGN INVESTMENTS-5.5%
BRAZIL-2.1%
Telecomunicacoes Brasileiras, S.A. (ADR)          3,000          412,125

KOREA-1.0%
Korea Electric Power Corp. (ADR)                  6,890          212,535


5



PORTFOLIO OF INVESTMENTS (CONTINUED)               ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                                AMOUNT
COMPANY                                          (000)           VALUE
-------------------------------------------------------------------------
MEXICO-2.4%
Telefonos de Mexico, S.A. Series L (ADR)         10,600      $   470,375
Total Foreign Investments
  (cost $803,393)                                              1,095,035
Total Common Stocks and Other Investments
  (cost $16,659,424)                                          17,747,442

CORPORATE BONDS-5.6%
3Com Corp.
  10.25%, 11/01/01 (b)                          $   400          538,500
International Cabletel, Inc.
  7.25%, 4/15/05                                    555          565,406
Total Corporate Bonds
  (cost $1,228,650)                                            1,103,906

SHORT TERM INVESTMENTS-5.1%
General Electric Capital Corp.
  5.60%, 6/09/97                                  $ 500         $499,378
Prudential Funding Corp.
  5.53%, 6/03/97                                    500          499,846
Total Short Term Investments
  (amortized cost $999,224)                                      999,224

TOTAL INVESTMENTS -100.4%
  (cost $18,887,298)                                          19,850,572
Other assets less liabilities-(0.4%)                             (73,314)

NET ASSETS-100%                                              $19,777,258


(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 1997, this security amounted to $538,500 or 2.7% of net assets.

     Glossary of Terms:
     ADR     - American depository receipt
     STRYPES - Structured yield product exchangable for stock.

     See notes to financial statements.


6



STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 1997 (UNAUDITED)                           ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $18,887,298)           $19,850,572
  Cash                                                                 249,093
  Dividends and interest receivable                                     66,255
  Deferred organization expenses                                        45,077
  Receivable from Adviser                                               22,379
  Total assets                                                      20,233,376

LIABILITIES
  Payable for investment securities purchased                          391,875
  Distribution fee payable                                              14,482
  Payable for capital stock redeemed                                     9,568
  Accrued expenses                                                      40,193
  Total liabilities                                                    456,118

NET ASSETS                                                         $19,777,258

COMPOSITION OF NET ASSETS
  Capital stock, at par                                            $     1,885
  Additional paid-in capital                                        17,987,731
  Distributions in excess of net investment income                     (41,399)
  Accumulated net realized gain on investments and foreign
    currency transactions                                              865,767
  Net unrealized appreciation of investments                           963,274
                                                                   $19,777,258

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($3,570,581/
    339,819 shares of capital stock issued and outstanding)             $10.51
  Sales charge--4.25% of public offering price                             .47
  Maximum offering price                                                $10.98

  CLASS B SHARES
  Net asset value and offering price per share ($12,972,242/
    1,237,030 shares of capital stock issued and outstanding)           $10.49

  CLASS C SHARES
  Net asset value and offering price per share ($3,195,381/
    304,291 shares of capital stock issued and outstanding)             $10.50

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share ($39,054
    /3,716 shares of capital stock issued and outstanding)              $10.51


See notes to financial statements.


7



STATEMENT OF OPERATIONS
SIX MONTHS ENDED MAY 31, 1997 (UNAUDITED)          ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld $606)        $ 395,660
  Interest                                                 61,040    $ 456,700

EXPENSES
  Advisory fee                                             74,639
  Distribution fee - Class A                                5,105
  Distribution fee - Class B                               65,915
  Distribution fee - Class C                               16,413
  Administrative                                           69,500
  Custodian                                                45,465
  Audit and legal                                          31,591
  Registration                                             28,716
  Transfer agency                                          18,881
  Director's fees                                          15,000
  Amortization of organization expenses                    14,752
  Printing                                                  7,112
  Miscellaneous                                             4,479
  Total expenses                                          397,568
  Less: expenses waived and assumed by the Adviser
    (Note B)                                             (190,694)
  Net expenses                                                         206,874
  Net investment income                                                249,826

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investment transactions                         728,861
  Net realized loss on foreign currency transactions                    (8,841)
  Net change in unrealized appreciation (depreciation) of:
    Investments                                                       (614,520)
    Foreign currency denominated assets and liabilities                  6,286
  Net gain on investments and foreign currency transactions            111,786

NET INCREASE IN NET ASSETS FROM OPERATIONS                           $ 361,612


See notes to financial statements.


8



STATEMENT OF CHANGES IN NET ASSETS                 ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

                                                 SIX MONTHS ENDED   YEAR ENDED
                                                    MAY 31, 1997   NOVEMBER 30,
                                                     (UNAUDITED)       1996
                                                    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                             $   249,826    $   205,930
  Net realized gain on investments and
    foreign currency transactions                       720,020        750,010
  Net changes in unrealized appreciation
    (depreciation) of investments and foreign
    currency denominated assets and liabilities        (608,234)       530,942
  Net increase in net assets from operations            361,612      1,486,882

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                             (56,818)      (131,703)
    Class B                                            (187,577)      (488,174)
    Class C                                             (46,211)      (150,651)
    Advisor Class                                          (619)            -0-
  Net realized gain on investments
    Class A                                             (39,294)            -0-
    Class B                                            (161,376)            -0-
    Class C                                             (40,093)            -0-
    Advisor Class                                          (394)            -0-

CAPITAL STOCK TRANSACTIONS
  Net increase (decrease)                              (316,175)     2,312,181
  Total increase (decrease)                            (486,945)     3,028,535

NET ASSETS
  Beginning of year                                  20,264,203     17,235,668
  End of period                                     $19,777,258    $20,264,203


See notes to financial statements.


9



NOTES TO FINANCIAL STATEMENTS
MAY 31, 1997 (UNAUDITED)                           ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Utility Income Fund, Inc. (the "Fund") organized as a Maryland corporation on July 28, 1993, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares purchased on or after July 1, 1996, are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expense. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plans accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of the significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on national securities exchanges are valued at the last reported sales price, or, if no sale occurred, at the last bid price quoted at the regular close of such exchange. Over-the-counter securities not traded on national securities exchanges are valued at the mean of the closing bid and asked price. Securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Securities for which current market quotations are not readily available (including investments which are subject to limitations as to their sale) are valued at their fair value as determined in good faith by the Board of Directors.

2. ORGANIZATION EXPENSES
Organization expenses of approximately $189,000 have been deferred and are being amortized on a straight-line basis through October, 1998.

3. CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net foreign currency losses represents foreign exchange gains and losses from sales and maturities of securities, currency gains and losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation of investments and foreign currency denominated assets and liabilities.

4. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

6. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations.


10

                                                   ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

For federal income tax purposes, the Fund's distributions of income and capital gains are subject to recharacterization, which may include a tax return of capital, at the end of the year to reflect the final investment results for that year.

NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory agreement, the Fund pays its Adviser, Alliance Capital Management L.P., an advisory fee at an annual rate of .75 of 1% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. For the six months ended May 31, 1997 the Adviser voluntarily agreed to waive its advisory fees and bear certain expenses so that total expenses do not exceed an annual basis of 1.50%, 2.20%, 2.20% and 1.20% of the daily average net assets for the Class A, Class B, Class C and Advisor Class shares, respectively. For the six months ended May 31, 1997, such reimbursement amounted to $190,694. Pursuant to the Advisory Agreement, the Fund paid $69,500 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended May 31, 1997. The Fund compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) under a Services Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $10,358. Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $445 from the sale of Class A shares and $7,234 and $1,238 in contingent deferred sales charges were imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended May 31, 1997.

Brokerage commissions paid on investments transactions for the six months ended May 31, 1997, amounted to $13,811, none of which was paid to brokers utilizing the services of the Pershing Division of Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser, nor to DLJ directly.

NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to both Class B and C shares. There is no distribution fee on the Advisor Class shares. Such fee is accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $1,276,960 and $431,660 for Class B and C shares, respectively; such costs may be recovered from the Fund in future periods as long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities, (excluding short-term investments and U.S. government securities), aggregated $4,436,241 and $5,247,807, respectively, for the six months ended May 31, 1997. There were no purchases or sales of U.S. government or government agency obligations for the six months ended May 31, 1997.

At May 31, 1997, the cost of investments for federal income tax purposes was $18,888,042. Accordingly, gross unrealized appreciation of investments was $1,461,614 and gross unrealized depreciation of investments was $499,084, resulting in net unrealized appreciation of $962,530 excluding foreign currency.


11



NOTES TO FINANCIAL STATEMENTS (CONTINUED)          ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     MAY 31, 1997   NOVEMBER 30,  MAY 31, 1997    NOVEMBER 30,
                      (UNAUDITED)       1996       (UNAUDITED)        1996
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold            1,096,481       107,112    $ 11,293,057     $ 1,085,933
Shares issued in
  reinvestment of
  dividends and
  distributions            6,123         5,811          63,391          58,387
Shares converted
  from Class B             8,104         8,864          82,917          88,508
Shares redeemed       (1,081,888)      (79,786)    (11,138,862)       (807,878)
Net increase              28,820        42,001    $    300,503     $   424,950

CLASS B
Shares sold               85,100       583,527    $    883,746     $ 5,950,969
Shares issued in
  reinvestment of
  dividends and
  distributions           16,179        20,642         167,775         207,489
Shares converted
  to Class A              (8,121)       (8,872)        (82,917)        (88,508)
Shares redeemed         (138,698)     (390,151)     (1,431,167)     (3,946,622)
Net increase(decrease)   (45,540)      205,146    $   (462,563)    $ 2,123,328

CLASS C
Shares sold               34,398       198,044    $    351,314     $ 2,016,294
Shares issued in
  reinvestment of
  dividends and
  distributions            6,837        11,022          71,004         110,869
Shares redeemed          (55,812)     (232,815)       (582,483)     (2,394,921)
Net decrease             (14,577)      (23,749)   $   (160,165)    $  (267,758)


                                  OCT. 2, 1996(A)               OCT. 2, 1996(A)
                                         TO                             TO
                                   NOV. 30, 1996                  NOV. 30, 1996
                                  --------------                ---------------
ADVISOR CLASS
Shares sold                  523         3,142    $      5,348     $    31,836
Shares issued in
  reinvestment of
  dividends and
  distributions               98            -0-          1,012              -0-
Shares redeemed              (30)          (17)           (310)           (175)
Net increase                 591         3,125    $      6,050     $    31,661


(a)  Commencement of distribution.


12



                                                   ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

NOTE F: CONCENTRATION OF RISK
The investments in utility companies may be subject to a variety of risks depending, in part, on such factors as the type of utility involved and its geographic location. The revenues of domestic and foreign utilities companies generally reflect the economic growth and development in the geographic areas in which they do business.


13



FINANCIAL HIGHLIGHTS                               ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         CLASS A
                                            -----------------------------------------------------------------
                                                                                                 OCTOBER 18,
                                             SIX MONTHS                                            1993(A)
                                                ENDED             YEAR ENDED NOVEMBER 30,             TO
                                            MAY 31, 1997  -------------------------------------  NOVEMBER 30,
                                             (UNAUDITED)     1996         1995         1994          1993
                                            ------------  -----------  -----------  -----------  ------------
Net asset value, beginning of period          $10.59       $10.22       $ 8.97        $9.92       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .16(c)       .18(c)       .27(c)       .42          .02
Net realized and unrealized gain (loss)
  on investments                                 .07          .65         1.43         (.89)        (.10)
Net increase (decrease) in net asset
  value from operations                          .23          .83         1.70         (.47)        (.08)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.18)        (.46)        (.45)        (.48)          -0-
Distributions from net realized gains           (.13)          -0-          -0-          -0-          -0-
Total dividends and distributions               (.31)        (.46)        (.45)        (.48)          -0-
Net asset value, end of period                $10.51       $10.59       $10.22        $8.97       $ 9.92

TOTAL RETURN
Total investment return based on net
  asset value (d)                               2.19%        8.47%       19.58%       (4.86)%       (.80)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $3,571       $3,294       $2,748       $1,068         $229
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       1.50%(e)     1.50%        1.50%        1.50%        1.50%(e)
  Expenses, before waivers/reimbursements       3.41%(e)     3.38%        4.86%       13.72%      145.63%(e)
  Net investment income, net of waivers/
    reimbursements                              3.06%(e)     1.67%        2.48%        4.13%        2.35%(e)
Portfolio turnover rate                           23%          98%         162%          30%          11%
Average commission rate (f)                   $.0411       $.0536           --           --           --


See footnote summary on page 17.


14



                                                   ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         CLASS B
                                            -----------------------------------------------------------------
                                                                                                  OCTOBER 18,
                                             SIX MONTHS                                             1993(A)
                                                ENDED             YEAR ENDED NOVEMBER 30,             TO
                                            MAY 31, 1997  -------------------------------------  NOVEMBER 30,
                                             (UNAUDITED)      1996         1995         1994         1993
                                            ------------  -----------  -----------  -----------  ------------
Net asset value, beginning of period          $10.57        $10.20       $ 8.96        $9.91       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .12(c)        .10(c)       .18(c)       .37          .01
Net realized and unrealized gain (loss)
  on investments                                 .08           .67         1.45         (.91)        (.10)
Net increase (decrease) in net asset
  value from operations                          .20           .77         1.63         (.54)        (.09)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.15)         (.40)        (.39)        (.41)          -0-
Distributions from net realized gains           (.13)           -0-          -0-          -0-          -0-
Total dividends and distributions               (.28)         (.40)        (.39)        (.41)          -0-
Net asset value, end of period                $10.49        $10.57       $10.20        $8.96       $ 9.91

TOTAL RETURN
Total investment return based on net
  asset value (d)                               1.86%         7.82%       18.66%       (5.59)%       (.90)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $12,972       $13,561      $10,988       $2,353         $244
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       2.20%(e)      2.20%        2.20%        2.20%        2.20%(e)
  Expenses, before waivers/reimbursements       4.12%(e)      4.08%        5.34%       14.42%      133.62%(e)
  Net investment income, net of waivers/
    reimbursements                              2.40%(e)       .95%        1.60%        3.53%        2.84%(e)
Portfolio turnover rate                           23%           98%         162%          30%          11%
Average commission rate (f)                   $.0411        $.0536           --           --           --


See footnote summary on page 17.


15



FINANCIAL HIGHLIGHTS (CONTINUED)                   ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        CLASS C
                                            -----------------------------------------------------------------
                                                                                                 OCTOBER 27,
                                             SIX MONTHS                                            1993(G)
                                                ENDED              YEAR ENDED NOVEMBER 30,           TO
                                            MAY 31, 1997  -------------------------------------  NOVEMBER 30,
                                             (UNAUDITED)     1996         1995         1994         1993
                                            ------------  -----------  -----------  -----------  ------------
Net asset value, beginning of period          $10.59       $10.22       $ 8.97        $9.92       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)                        .12(c)       .11(c)       .18(c)       .39          .01
Net realized and unrealized gain (loss)
  on investments                                 .07          .66         1.46         (.93)        (.09)
Net increase (decrease) in net asset
  value from operations                          .19          .77         1.64         (.54)        (.08)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.15)        (.40)        (.39)        (.41)          -0-
Distributions from net realized gains           (.13)          -0-          -0-          -0-          -0-
Total dividends and distributions               (.28)        (.40)        (.39)        (.41)          -0-
Net asset value, end of period                $10.50       $10.59       $10.22        $8.97       $ 9.92

TOTAL RETURN
Total investment return based on net
  asset value (d)                               1.76%        7.81%       18.76%       (5.58)%       (.80)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)     $3,195       $3,376       $3,500       $2,651          $18
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements       2.20%(e)     2.20%        2.20%        2.20%        2.20%(e)
  Expenses, before waivers/reimbursements       4.11%(e)     4.07%        5.99%       14.42%      148.03%(e)
  Net investment income, net of waivers/
    reimbursements                              2.39%(e)      .94%        1.88%        3.60%        3.08%(e)
Portfolio turnover rate                           23%          98%         162%          30%          11%
Average commisson rate (f)                    $.0411       $.0536           --           --           --


See footnote summary on page 17.


16



                                                   ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                            ADVISOR CLASS
                                                    ---------------------------
                                                                    OCTOBER 2,
                                                      SIX MONTHS      1996(G)
                                                         ENDED          TO
                                                    MAY 31, 1997   NOVEMBER 30,
                                                     (UNAUDITED)       1996
                                                    ------------   ------------
Net asset value, beginning of period                    $10.59         $ 9.95

INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                               .18            .03
Net realized and unrealized gain on investments            .07            .61
Net increase in net asset value from operations            .25            .64

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                      (.20)            -0-
Distributions from net realized gains                     (.13)            -0-
Total dividends and distributions                         (.33)            -0-
Net asset value, end of period                          $10.51         $10.59

TOTAL RETURN
Total investment return based on net asset value (d)      2.35%          6.33%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                  $39            $33
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements (e)             1.20%          1.20%
  Expenses, before waivers/reimbursements (e)             3.14%          3.48%
  Net investment income, net of waivers/
    reimbursements (e)                                    3.45%          4.02%
Portfolio turnover rate                                     23%            98%
Average commisson rate                                  $.0411         $.0536


(a)  Commencement of operations.

(b)  Net of fees waived and expenses reimbursed by the Adviser.

(c)  Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for period of less than one year is not annualized.

(e)  Annualized.

(f) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

(g)  Commencement of distribution.


17



                                                   ALLIANCE UTILITY INCOME FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
PAUL RISSMAN, SENIOR VICE PRESIDENT
THOMAS BARDONG, VICE PRESIDENT
DANIEL V. PANKER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036


(1)  Member of the Audit Committee.

     The financial information included herein is taken from the records of the Fund without audit by independent accountants who do not express an opinion thereon.


18



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
Alliance Global Environment Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


19



ALLIANCE UTILITY INCOME FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

UIFSR